Income Taxes - Reconciliation Setting Forth Differences Between Effective Tax Rate and U.S. Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate	$ 1,232	$ 763	$ 654
State and local income taxes net of federal tax benefit	787	247	522
Federal credits	1,210	2,454	1,267
Nondeductible/nontaxable permanent items	4	(89)	77
Share based compensation benefit and other	1,644		(56)
Change in valuation allowance	$ (4,877)	$ (3,376)	$ (2,464)
Effective tax rate	0.00%	0.00%	0.00%